LONG-TERM DEBT - Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2023	Dec. 22, 2021
Old Credit Facility
LONG-TERM DEBT
Aggregate financing commitment	$ 1,198,900	$ 1,199,100		$ 1,200,000
Outstanding borrowings	0	0
Outstanding letters of credit	1,100	900
Proceeds from credit facility	1,300,000	100,000
Repayments of debt	$ 1,300,000	$ 100,000
Old Credit Facility | Minimum
LONG-TERM DEBT
Incremental credit uncommitted				300,000
Standby fee (in percent)	0.09%
Old Credit Facility | Maximum
LONG-TERM DEBT
Incremental credit uncommitted				$ 600,000
Standby fee (in percent)	0.25%
Old Credit Facility | Base rate advances | Minimum
LONG-TERM DEBT
Interest rate	0.00%
Old Credit Facility | Base rate advances | Maximum
LONG-TERM DEBT
Interest rate	1.00%
Old Credit Facility | LIBOR advances | Minimum
LONG-TERM DEBT
Interest rate	1.00%
Old Credit Facility | LIBOR advances | Maximum
LONG-TERM DEBT
Interest rate	2.00%
Old Credit Facility | Performance letters of credit | Minimum
LONG-TERM DEBT
Interest rate	0.60%
Old Credit Facility | Performance letters of credit | Maximum
LONG-TERM DEBT
Interest rate	1.20%
Term Loan Facility
LONG-TERM DEBT
Aggregate financing commitment			$ 600,000
Term Loan Facility | Minimum
LONG-TERM DEBT
Interest rate			0.00%
Term Loan Facility | Maximum
LONG-TERM DEBT
Interest rate			2.00%